Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Long-term debt, carrying values	$ 3,027,203	$ 1,686,189
Long-term debt, fair values	$ 3,144,902	$ 1,752,338